Note 23 - Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	7,074,092	7,583,439	9,266,098
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.07	$ 10.70	$ 10.76
Weighted average remaining contractual life of outstanding share options (Year)	6 years 98 days
Options Exercisable Number of Options	3,418,709
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.15
Options Exercisable Weighted Average Remaining Life (Year)	3 years 215 days
Range 1 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	2,821,206
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.60
Weighted average remaining contractual life of outstanding share options (Year)	7 years 255 days
Options Exercisable Number of Options	1,323,015
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.67
Options Exercisable Weighted Average Remaining Life (Year)	7 years 25 days
Range 2 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	3,276,063
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.23
Weighted average remaining contractual life of outstanding share options (Year)	4 years 350 days
Options Exercisable Number of Options	1,833,567
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.12
Options Exercisable Weighted Average Remaining Life (Year)	1 year 167 days
Range 3 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	831,928
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 15.95
Weighted average remaining contractual life of outstanding share options (Year)	7 years 215 days
Options Exercisable Number of Options	117,232
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.04
Options Exercisable Weighted Average Remaining Life (Year)	1 year 51 days
Range 4 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	144,895
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 53.85
Weighted average remaining contractual life of outstanding share options (Year)	248 days
Options Exercisable Number of Options	144,895
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 53.85
Options Exercisable Weighted Average Remaining Life (Year)	248 days
Bottom of range [member] | Range 1 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 4.80
Bottom of range [member] | Range 2 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	10.01
Bottom of range [member] | Range 3 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	15.01
Bottom of range [member] | Range 4 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	20.01
Top of range [member] | Range 1 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	10
Top of range [member] | Range 2 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	15
Top of range [member] | Range 3 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	20
Top of range [member] | Range 4 [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in dollars per share)	$ 126.01